Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013 Continuing Operations [Member]	Dec. 31, 2012 Continuing Operations [Member]	Dec. 31, 2011 Continuing Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]
Fair Value Measurements Disclosure [Line Items]
Rate of weighted average cost of capital	18.00%	13.00%
Intangible asset impairment				$ 0	$ 352	$ 1,687	$ 1,074
Redeemable preferred stock fair value			$ 0